Related Party Balances and Transactions (Details)		12 Months Ended
		Dec. 31, 2024 MYR (RM) g / yr	Dec. 31, 2024 USD ($) g / yr	Dec. 31, 2023 MYR (RM)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)		Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Related party balances and transactions [Line Items]
Voting interest percentage (in Grams per Year) | g / yr		10	10
Shareholdings percentage		19.00%	19.00%
Paid expenses				RM 704,196			RM 2,580
Received payments amounted		3,021,580	676,044
Increase/(decrease) in amounts due to related companies (in Dollars)		678,900	151,896	(21,721)		$ 48,581	81,721		$ 21,721
Payments to related party		6,341,924		1,423,354						$ 1,418,934	$ 60,000
Received payments amounted		1,510,233								337,898
Operating expenses		240	54	350,927			1,043,389
Repaid amount		105,028	11,921	70,925		15,869	339,333
Expenses amount		661,263	147,950	66,915		26,991	15,682
Purchased amount		886,100								920,873
Paid expenses		818,196
Payment to related parties		7,040,368	1,575,203	684,684
Interest-bearing borrowing				1,363,000
Related interest payable				17,081
Cash		390,500		1,178,275						87,370
Additional interest amount		631,049	141,190	701,268		$ 6,099
Consultancy fees				350,000
Commission AMOUNT				137,912
Proxy Holdings [Member]
Related party balances and transactions [Line Items]
Voting interest percentage (in Grams per Year) | g / yr		20	20
Shareholdings percentage		10.00%	10.00%
Paid expenses		RM 274,733	$ 61,468	4,000,000
Received payments amounted		1,300,568
Payments to related party | $										313,273
Paid expenses		1,571,296
Agroz Group [Member]
Related party balances and transactions [Line Items]
Paid expenses		751,695	168,183	19,000
Payments to related party							344,898				$ 70,302
Repaid amount		981,148	23,499	257,749
Expenses amount				110,289
Additional interest amount				27,260
Agroz Vertical Farm [Member]
Related party balances and transactions [Line Items]
Received payments amounted | $			290,987
Payments to related party		1,400,174		1,145,443
Purchased amount		4,115,842
Paid expenses | $			183,062
EPetani Sdn [Member]
Related party balances and transactions [Line Items]
Received payments amounted		7,968,903								1,782,952
Expenses amount				120,637			67,797
Mr. Gerard Lim [Member]
Related party balances and transactions [Line Items]
Received payments amounted		4,531,555								1,013,884
Repaid amount				53,280
Isa Wellness Marketing [Member]
Related party balances and transactions [Line Items]
Received payments amounted		551,350	123,358
Received payments amounted	[1]	551,350								$ 123,358
Marketing amount		RM 32,841	$ 7,348	RM 327,776	[1]		RM 223,574	[1]

[1]	During the years ended December 31, 2022, 2023 and 2024, Agroz Group sold fresh produce to ISA Wellness Marketing amounted to MYR 223,574, MYR 327,776 and MYR 32,841 (USD 7,348) respectively. Agroz Group received payments amounted to MYR 551,350 (USD 123,358) during the year ended December 31, 2024.